Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2013
Supplement [Text Block]	afit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

ALPS/Red Rocks Listed Private Equity Fund

(the “Fund”)

SUPPLEMENT DATED MARCH 12, 2014 TO THE SUMMARY

PROSPECTUS AND PROSPECTUS FOR THE FUND, DATED AUGUST 31, 2013, AS SUPPLEMENTED FROM

TIME TO TIME

Effective March 12, 2014, the following changes are being made with respect to the Fund:

Summary Section and Summary Prospectus

With respect to the summary section and summary prospectus for the ALPS/Red Rocks Listed Private Equity Fund, Class A, Class C, Class I and Class R shares, the “Annual Total Returns” and “Average Annual Total Returns” tables are hereby deleted and replaced with the following tables:

Annual Total Returns (years ended 12/31)

Class A Shares

Average Annual Total Returns

(for the period ended December 31, 2013)

	1 Year	5 Year	Since Inception (December 31, 2007)
Class A Shares
Return Before Taxes	33.47%	20.21%	-1.20%
Return After Taxes on Distributions	29.90%	17.30%	-3.25%
Return After Taxes on Distributions and Sale of Fund Shares	18.98%	14.99%	-1.86%
Class C Shares
Return Before Taxes	39.42%	20.53%	-1.10%
Class I Shares
Return Before Taxes	41.78%	21.88%	0.01%
Class R Shares
Return Before Taxes	41.96%	21.20%	-0.57%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	27.37%	15.68%	3.59%
Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	39.10%	23.44%	0.98%
S&P Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	37.19%	25.46%	1.82%

*The Red Rocks Global Listed Private Equity Index is replacing the S&P Listed Private Equity Index as the Fund’s secondary index. The Red Rocks Global Listed Private Equity Index includes securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. The Red Rocks Global Listed Private Equity Index is managed by the Fund’s Sub-Adviser. The Adviser and Sub-Adviser made this recommendation to the Board because the new index more closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

ALPS/Red Rocks Listed Private Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afit_SupplementTextBlock

FINANCIAL INVESTORS TRUST

ALPS/Red Rocks Listed Private Equity Fund

(the “Fund”)

SUPPLEMENT DATED MARCH 12, 2014 TO THE SUMMARY

PROSPECTUS AND PROSPECTUS FOR THE FUND, DATED AUGUST 31, 2013, AS SUPPLEMENTED FROM

TIME TO TIME

Effective March 12, 2014, the following changes are being made with respect to the Fund:

Summary Section and Summary Prospectus

With respect to the summary section and summary prospectus for the ALPS/Red Rocks Listed Private Equity Fund, Class A, Class C, Class I and Class R shares, the “Annual Total Returns” and “Average Annual Total Returns” tables are hereby deleted and replaced with the following tables:

Annual Total Returns (years ended 12/31)

Class A Shares

Average Annual Total Returns

(for the period ended December 31, 2013)

	1 Year	5 Year	Since Inception (December 31, 2007)
Class A Shares
Return Before Taxes	33.47%	20.21%	-1.20%
Return After Taxes on Distributions	29.90%	17.30%	-3.25%
Return After Taxes on Distributions and Sale of Fund Shares	18.98%	14.99%	-1.86%
Class C Shares
Return Before Taxes	39.42%	20.53%	-1.10%
Class I Shares
Return Before Taxes	41.78%	21.88%	0.01%
Class R Shares
Return Before Taxes	41.96%	21.20%	-0.57%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	27.37%	15.68%	3.59%
Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	39.10%	23.44%	0.98%
S&P Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	37.19%	25.46%	1.82%

*The Red Rocks Global Listed Private Equity Index is replacing the S&P Listed Private Equity Index as the Fund’s secondary index. The Red Rocks Global Listed Private Equity Index includes securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. The Red Rocks Global Listed Private Equity Index is managed by the Fund’s Sub-Adviser. The Adviser and Sub-Adviser made this recommendation to the Board because the new index more closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one-year transition period.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Red Rocks Global Listed Private Equity Index includes securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (years ended 12/31) Class A Shares
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2013)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Red Rocks Global Listed Private Equity Index is replacing the S&P Listed Private Equity Index as the Fund’s secondary index.
ALPS/Red Rocks Listed Private Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2008	rr_AnnualReturn2008	(62.92%)
2009	rr_AnnualReturn2009	40.76%
2010	rr_AnnualReturn2010	25.85%
2011	rr_AnnualReturn2011	(18.24%)
2012	rr_AnnualReturn2012	29.70%
2013	rr_AnnualReturn2013	41.26%
1 Year	rr_AverageAnnualReturnYear01	33.47%
5 Year	rr_AverageAnnualReturnYear05	20.21%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	39.42%
5 Year	rr_AverageAnnualReturnYear05	20.53%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	41.78%
5 Year	rr_AverageAnnualReturnYear05	21.88%
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	41.96%
5 Year	rr_AverageAnnualReturnYear05	21.20%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.90%
5 Year	rr_AverageAnnualReturnYear05	17.30%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.98%
5 Year	rr_AverageAnnualReturnYear05	14.99%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.37%
5 Year	rr_AverageAnnualReturnYear05	15.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	39.10%
5 Year	rr_AverageAnnualReturnYear05	23.44%
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | S&P Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	37.19%
5 Year	rr_AverageAnnualReturnYear05	25.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007